Share-based payments (Details Narrative)					12 Months Ended
	Mar. 20, 2025 shares	Sep. 17, 2024 $ / shares	Jul. 01, 2024 $ / shares shares	Jul. 01, 2024 € / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 20, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted						1,885,625
Option granted exercise price | $ / shares						$ 1,179
Number of shares option					2,672,083	2,672,083	1,107,083
Number of stock option nonvested					9,220,013
Stock-based compensation expense | $					$ 7,824,176	$ 1,275,425
Risk-free rate					4.23%
Expected volatility					39.90%
Dividend yield					0.00%
Expected term					2 years
Discount for lack of marketability percentage					3.70%
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option	2,672,084
Number of options vested	2,672,084
Expected term					1 month 28 days
Discount for lack of marketability percentage					12.60%
2021 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance								3,200,000
Legacy options shares			953,750	953,750
Number of option granted						619,167
Number of shares option	309,584
2021 Enterprise Management Incentive Plan [Member] | 2021 Surplus Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted			1,973,500	1,973,500
2024 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted			4,020,750	4,020,750		4,020,750
Number of shares option	2,010,375
2024 Enterprise Management Incentive Plan [Member] | 2021 New Option Pool [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option were issued			2,047,250	2,047,250
2024 Enterprise Management Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option were issued			4,020,750	4,020,750
Exercise price of options | € / shares				€ 0.001
2024 Red Cloud Holdings PLC Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted			704,250	704,250		704,250
Option granted exercise price | $ / shares			$ 4.50
Number of shares option	352,125
PWERM and Black-Scholes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted exercise price | $ / shares		$ 2.43
DLOM [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted exercise price | $ / shares		0.001
Options granted exercise price | $ / shares		0.425
DLOM [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted exercise price | $ / shares		1.141
Options granted exercise price | $ / shares		$ 1.317